Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	€ 1,248	€ 1,299	€ 1,317
Derivative financial instruments (current and non-current)	64	76
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112
Total assets	31,633	31,594
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	7,981	7,790
Derivative financial instruments (current and non-current)	14	32
Liabilities associated with assets classified as held for sale	341
Total liabilities	16,656	17,151
Operating segments [Member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	26,809	27,581
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	6,201	6,927
Operating segments [Member] | Europe [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	12,210	11,627
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	3,506	3,588
Operating segments [Member] | Americas [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	13,197	14,397
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	2,523	3,115
Operating segments [Member] | Asia [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	1,402	1,557
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	172	224
Operating segments [Member] | Europe Heavyside [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	8,932	8,383
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	2,641	2,633
Operating segments [Member] | Europe Lightside [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	1,100	1,084
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	302	313
Operating segments [Member] | Europe Distribution [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	2,178	2,160
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	563	642
Operating segments [Member] | Americas Materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	9,180	8,970
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	1,628	1,725
Operating segments [Member] | Americas Products [Member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets	4,017	4,275
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities	895	998
Operating segments [Member] | Americas Distribution [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets		1,152
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities		392
Material reconciling items [Member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Derivative financial instruments (current and non-current)	64	76
Income tax assets (current and deferred)	260	163
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112
Total assets	31,633	31,594
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	7,976	7,790
Derivative financial instruments (current and non-current)	14	32
Income tax liabilities (current and deferred)	2,124	2,402
Liabilities associated with assets classified as held for sale	341
Total liabilities	€ 16,656	€ 17,151